J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.17

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6433033	1 of 6	xx/xx/xxxx	Credit	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Coverage Amount - Hazard insurance amount is less than required coverage amount.		Please see attached HOI with RCE that confirms RCE value $xxxxx Coverage $xxxxx - 12/08/2025	RCE Provided. HOI Coverage exceeds the RCE value. Condition resolved. - 12/09/2025 Coverage Amount - Hazard Insurance of xxxxxis equal to or greater than Required Coverage Amount of xxxxx - 12/09/2025 Please see attached HOI with RCE that confirms RCE value xxxxx Coverage xxxxx - 12/08/2025		2025-12-09 22:00	Resolved	3	1	3	1
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6433555	2 of 6	xx/xx/xxxx	Credit	Audited DTI Exceeds AUS DTI	Audited DTI exceeds AUS DTI. Review DTI of 46.7% exceeds the DU DTI of 45.85%. unable to determine lender's DTI. Please provide an updated AUS with the higher DTI.			within tolerance - 12/08/2025		2025-12-08 22:48	Void	3		3	1
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6433723	3 of 6	xx/xx/xxxx	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report shows uncleared alerts. The DRIVE report score is 0 and there ARE UNCLEARED ALERTS: 1) Closer name appears on the high risk watchlist. 2) Appraisal management company and appraisal company have similar names		updated Fraud report - 12/08/2025	Cleared DRIVE Report provided. Condition resolved. - 12/09/2025 All Fraud Report Alerts have been cleared or None Exist - 12/09/2025 updated Fraud report - 12/08/2025		2025-12-09 22:03	Resolved	3	1	3	1
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6433727	4 of 6	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-01 19:42	Cleared	1	1	3	1
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6438804	5 of 6	xx/xx/xxxx	Compliance	Federal - Closing Disclosure and Consummation Date	The Initial Closing Disclosure was provided on (XXXX-XX-XX) via (Other). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xxxxx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxxx), for consummation to occur on (xxxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial C.D. proof of receipt/signature missing.

																		ICD received 11/15 - 12/08/2025	Received e-sign tracking log - 12/09/2025 Resolved - 12/09/2025 ICD received 11/15 - 12/08/2025		2025-12-09 15:07	Resolved	3	1	3	1
xxxxx	304905038	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	6438962	6 of 6	xx/xx/xxxx	Compliance	Federal - Loan Estimate Received At Least Four Business Days Before Consummation	A revised Loan Estimate was provided on (xxxxx) via (Other). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xxxxx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xxxxx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xxxxx). (12 CFR 1026.19(e)(4)(ii)) Revised Loan Estimate signature/proof of receipt missing.

																		Last LE received 11/13 - 12/08/2025	Received e-sign tracking log - 12/09/2025 Last LE received 11/13 - 12/08/2025		2025-12-09 15:08	Resolved	3	1	3	1